Convertible Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Promissory Notes
Schedule of convertible promissory notes at the time of IPO comprised

		Principal	Accrued Interest at	Accrued Interest at
Note Identifier	Issue Date	Amount	July 13, 2021	December 31, 2020
Note One	May 2, 2018	$500,000	$92,548	$80,137
Note Two	June 26, 2018	$50,000	$8,803	$7,562
Note Three	March 2, 2019	$100,000	$13,249	$10,767
Note Four	March 5, 2019	$50,000	$6,625	$5,466
Note Five	March 8, 2019	$50,000	$6,707	$5,384
Note Six	March 15, 2019	$50,000	$6,567	$5,326
Note Seven	March 20, 2019	$50,000	$6,534	$5,293
Note Eight	November 7, 2019	$100,000	$9,205	$6,723
Note Nine	November 7, 2019	$100,000	$8,942	$6,460
Note Ten	February 17, 2020	$1,000,000	$75,806	$50,984
Note Eleven	April 3, 2020	$40,000	$2,780	$1,790
Note Twelve	May 8, 2020	$50,000	$3,192	$1,951
Note Thirteen	May 8, 2020	$50,000	$3,192	$1,951
Note Fourteen	May 15, 2020	$50,000	$3,135	$1,893

	July 13, 2021	December 31, 2020
Principal amount of convertible promissory notes	$2,240,000	$2,240,000
Less unamortized debt issuance costs	(6,002)	(8,002)
Less unamortized debt discounts	(107,851)	(145,323)
Convertible promissory notes, net	$2,126,147	$2,086,675